Shareholders’ Equity - Initial Public Offering and Impact of Corporate Reorganization (Details)						1 Months Ended	2 Months Ended	12 Months Ended
	Nov. 06, 2021 $ / shares shares	Jun. 17, 2021 shares	Jun. 26, 2020	Jun. 26, 2018 USD ($) shares	Jun. 22, 2018 $ / shares shares	Jan. 31, 2021 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 26, 2018 GBP (£) shares
Class of Stock
Number of shares issued in transaction (shares) | shares		2,069,466				1,718,506
Proceeds of issuance of ordinary shares								$ 245,900,000	$ 79,750,000	$ 115,920,000
Payment of stock issuance cost				$ 16,000,000.0				$ 11,453,000	5,797,000	$ 7,100,000
Equity conversion ratio			3.185
Ordinary shares
Class of Stock
Number of shares issued in transaction (shares) | shares	17,985,611						17,985,611	3,787,972
Per share price of issuance (usd per share) | $ / shares	$ 5.56
Ordinary and Deferred shares							$ 4,000	$ 4,000	3,000
Ordinary shares | IPO
Class of Stock
Number of shares issued in transaction (shares) | shares				10,147,059	10,147,059
Per share price of issuance (usd per share) | $ / shares					$ 17.00
Proceeds of issuance of ordinary shares				$ 156,500,000
Deferred Shares
Class of Stock
Shares outstanding (shares) | shares				34,425							34,425
Ordinary and Deferred shares				$ 1.00			0	0	0
Deferred B shares
Class of Stock
Ordinary and Deferred shares				118,000			118,000	118,000	118,000
Share capital registration threshold | £											£ 50,000
Deferred C shares
Class of Stock
Ordinary and Deferred shares				$ 1.00			$ 0	$ 0	$ 0